Organization and Nature of Operations	6 Months Ended
Jun. 30, 2016
Organization and Nature of Operations

1.	Organization and Nature of Operations

Nature of business and operations – SQN Asset Income Fund V, L.P. (the “Partnership”) was formed during January 2016 as a Delaware limited partnership. The initial capitalization of the Partnership was $1,000 and was made by SQN Investment Advisors, LLC (the “Investment Manager”) which is a Delaware limited liability company and is the parent company of SQN AIF V GP, LLC (the “General Partner”). The Partnership is offering limited partnership interests on a “best efforts” basis with the intention of raising up to $250,000,000 of capital, consisting of 25,000,000 limited partnership units. Upon raising a minimum of $1,200,000 in capital, limited partners will be admitted.

With the proceeds from the sale of limited partnership interests, the Partnership intends to invest in business-essential, revenue-producing (or cost-saving) equipment and other physical assets with substantial economic lives and, in many cases, associated revenue streams and for infrastructure and project financings. Many of the Partnership’s investments will be structured as equipment leases, but may also include other structures, including, but not limited to, participation agreements, residual sharing agreements, project financings and vendor and rental programs.

The General Partner will be responsible for the day-to-day operations and management of the Partnership. The Investment Manager will make investments on behalf of the Partnership and manage the investments of the Partnership. The Partnership will generate income through the collection of lease rentals and other revenues and through the sale of leased equipment and other portfolio investments.

The Partnership’s fiscal year ends on December 31.

SQN AIF V GP, LLC [Member]
Organization and Nature of Operations

1.	Organization and Nature of Operations

Nature of business and operations – SQN AIF V GP, LLC (the “LLC”) is a wholly-owned subsidiary of SQN Investment Advisors, LLC (“Advisors”), a Delaware limited liability company. The primary activity of the LLC is to sponsor, manage and act as the general partner of SQN Asset Income Fund V, L.P. (the “Managed Fund”), which will be a publicly registered equipment leasing and finance fund in the United States of America.

The LLC was formed during January 2016, as a Delaware limited liability company. The LLC manages and controls the business affairs of the Managed Fund, including, but not limited to, the investments that the Managed Fund makes, pursuant to the terms of the Managed Fund’s limited partnership agreement. The Managed Fund filed a registration statement (Form S-1) with the Securities and Exchange Commission on May 26, 2016 and is awaiting its effectiveness. The Managed Fund will operate as a publicly registered equipment leasing and finance fund for the purpose of investing in a diverse pool of business-essential equipment and physical assets.

The LLC will be entitled to 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds. The LLC will also have a promotional interest in the Managed Fund equal to 20% of all distributed distributable cash after the Managed Fund has provided a return to its Limited Partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions.

The LLC’s fiscal year ends on December 31.